                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number               811-05557

                   Prospect Street High Income Portfolio, Inc.
               (Exact name of Registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                               Dallas, Texas 75240
                    (Address of principal executive offices)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 1300
                               Dallas, Texas 75240

                                   Copies to:
                             Stuart H. Coleman, Esq.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                            New York, New York 10038
                     (Name and address of agent for service)



Registrant's telephone number, including area code:   (877) 532-2834

Date of fiscal year end:            10/31/2003

Date of reporting period:           04/30/2003

                                   FORM N-CSR


ITEM 1.   REPORTS TO STOCKHOLDERS.


PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

13455 Noel Road, Suite 1300
Dallas, TX 75240


                                                                  PHYMC-2QR-0403

                               PROSPECT STREET(R)
                          HIGH INCOME PORTFOLIO, INC.

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2003

                             (PROSPECT STREET LOGO)

                            PROSPECT STREET(R) FUNDS

                                 PRIVACY POLICY

  We recognize and respect your privacy expectations, whether you are a visitor to our web site, a potential shareholder, a current shareholder or even a former shareholder.

COLLECTION OF INFORMATION
  We may collect nonpublic personal information about you from the following sources:

  - Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;

  - Web site information, including any information captured through our use of "cookies"; and

  - Account history, including information about the transactions and balances in your accounts with us or our affiliates.

DISCLOSURE OF INFORMATION
  We may share the information we collect (described above) with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.

CONFIDENTIALITY AND SECURITY OF INFORMATION
  We restrict access to nonpublic personal information about you to our employees who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

NONPUBLIC PERSONAL INFORMATION OF CHILDREN
  You must be at least 18 years of age in order to submit information on our website or through other means, because we do not collect information (such as name, address, etc.) from persons under the age of 18.

CONTENTS

  2   Letter to Shareholders
  3   Schedule of Investments
  8   Statement of Net Assets
  9   Statement of Operations
 10   Statement of Cash Flows
 11   Statement of Changes in Net Assets
 12   Financial Highlights
 13   Information Regarding Senior Securities
 14   Notes to Financial Statements

This report has been prepared for the information of shareholders of Prospect Street High Income Portfolio, Inc.

                                                                   June 13, 2003

LETTER TO SHAREHOLDERS

Dear Shareholders:

     We are pleased to provide you with our report for the six months ended April 30, 2003. On April 30, 2003, the net asset value of the Fund was $2.22 per share, as compared to $1.77 on October 31, 2002. On April 30, 2003, the closing market price of the Fund's shares on the New York Stock Exchange was $2.48 per share, as compared to $2.02 on October 31, 2002. During the six months ended April 30, 2003, the Fund distributed to common stock shareholders $0.165 per share, including potential returns of capital.

THE FUND'S INVESTMENTS:
  The total return on the Fund's per share market price, assuming reinvestment of dividends, for the six months ended April 30, 2003, including any potential returns of capital, was 31.68%. The total return on the Fund's net assets, including any potential returns of capital, was 34.75% for the six months ended April 30, 2003. The variation in total returns is attributable to the increase in the per share market value premium of the Fund's shares, due to the increase in the market price of the Fund's shares of 22.77% relative to a increase in the net asset value of the Fund's shares of 25.42% during the period.

  As of April 30, 2003, the Fund invested in 50 issuers representing 24 industry groups. Cash and short term investments represented approximately 19.25% of our holdings. The average cost of the Fund's high yield securities was $0.60 with an average coupon of 11.12%.

DIVIDEND REINVESTMENT PLAN:
  On May 6, 2003, the Board of Directors amended the Dividend Reinvestment Plan
(DRIP). On September 2, 2003, the amended DRIP will become effective. The amended DRIP is included at the back of this report.

DIVIDEND DECLARATION:
  On May 16, 2003, the Board of Directors declared a dividend of $0.025 per common share, payable on the last day of business for the month of June 2003.

                                          Respectfully submitted,

                                          /s/ JAMES DONDERO
                                          James Dondero
                                          President

                                          /s/ MARK OKADA
                                          Mark Okada
                                          Executive Vice President

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2003

FIXED INCOME -- 111.58%(a)

                                                                                  Ratings
                                                                           ---------------------
Principal                                                                  Standard &                  Value
  Amount      Description                                                    Poor's      Moody's     (Note 1a)
----------    -----------                                                  ----------    -------    ------------
              AUTOMOBILE -- 8.03%
$2,000,000    Asbury Automotive Group, 9.00%, BOND, 6/15/2012..........    B             B3         $  1,880,000
 3,000,000    Localiza Rent, 10.25%, BOND, 10/1/2005...................    B+            B3            2,257,500
 1,000,000    Tenneco Automotive Inc., 11.63%, BOND, 10/15/2009........    CCC+          Caa1            885,000
                                                                                                    ------------
                                                                                                       5,022,500
                                                                                                    ------------
              BEVERAGE, FOOD AND TOBACCO -- 10.62%
 2,225,000    Land O' Lakes, 8.75%, BOND, 11/15/2011...................    B+            B2            1,424,000
 1,555,000    New World Restaurant, 18.00%, BOND, 6/15/2003............    CCC-          Caa2          1,477,250
 3,750,000    North Atlantic Trading Company, Inc., 11.00%, BOND,
                6/15/2004..............................................    B             B3            3,745,313
                                                                                                    ------------
                                                                                                       6,646,563
                                                                                                    ------------
              BUILDINGS AND REAL ESTATE -- 0.08%
 5,000,000    Kevco, Inc., 10.38% BOND*, 12/1/2007.....................    NR            NR               50,000
                                                                                                    ------------
                                                                                                          50,000
                                                                                                    ------------
              CABLE AND OTHER PAY TELEVISION SERVICES -- 6.09%
 1,000,000    Charter Communications Holding, LLC, 10.75%, BOND,
                10/1/2009..............................................    CCC-          Ca              665,000
 3,200,000    Innova S DE R.L., 12.88%, BOND, 4/1/2007.................    B-            B3            3,144,000
                                                                                                    ------------
                                                                                                       3,809,000
                                                                                                    ------------
              CARGO TRANSPORT -- 1.08%
 1,500,000    MTL, 10.00%, BOND, 6/15/2006.............................    NR            NR              675,000
                                                                                                    ------------
                                                                                                         675,000
                                                                                                    ------------
              CHEMICALS, PLASTICS AND RUBBER -- 5.77%
 1,000,000    Huntsman International LLC, 10.13%, BOND, 7/1/2009.......    B-            Caa1          1,030,000
 1,000,000    Koppers, 9.88%, BOND, 12/1/2007..........................    B-            B2            1,006,250
 2,000,000    Moll Industries, 10.50%, BOND*, 7/1/2008.................    NR            NR              240,000
   500,000    Polyone Corp., 10.63%, BOND, 5/15/2010...................    BB-           B2              500,000
 1,095,000    Solutia, 11.25%, BOND, 7/15/2009.........................    BB-           Ba3             832,200
                                                                                                    ------------
                                                                                                       3,608,450
                                                                                                    ------------
              CONTAINERS, PACKAGING AND GLASS -- 4.08%
 1,000,000    Consolidated Container, 10.13%, BOND, 7/15/2009..........    CCC           Caa2            595,000
 2,000,000    Tekni-Plex Incorporated, 12.75%, BOND(b), 6/15/2010......    B-            B3            1,955,000
                                                                                                    ------------
                                                                                                       2,550,000
                                                                                                    ------------
              DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS -- 16.83%
20,000,000    Uniforet, 11.13%, BOND*, 10/15/2006......................    NR            NR           10,526,000
                                                                                                    ------------
                                                                                                      10,526,000
                                                                                                    ------------
              DIVERSIFIED/CONGLOMERATE MANUFACTURING -- 8.59%
 3,000,000    Herbst Gaming, 10.75%, BOND, 9/1/2008....................    B             B2            3,292,500
 2,000,000    Icon Health & Fitness, 11.25%, BOND, 4/1/2012............    B-            B3            2,080,000
                                                                                                    ------------
                                                                                                       5,372,500
                                                                                                    ------------

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2003

FIXED INCOME (CONTINUED)


                                                                                  Ratings
                                                                           ---------------------
Principal                                                                  Standard &                  Value
  Amount      Description                                                    Poor's      Moody's     (Note 1a)
----------    -----------                                                  ----------    -------    ------------
              FINANCE -- 2.30%
$1,115,600    Altiva Financial, 10.00%, BOND*, 6/15/2006...............    NR            NR         $          0
 1,500,000    Life Financial, 13.50%, BOND, 3/15/2004..................    NR            NR            1,440,000
                                                                                                    ------------
                                                                                                       1,440,000
                                                                                                    ------------
              GROCERY -- 2.74%
 1,000,000    Great Atlantic & Pacific Tea Co, 7.75%, BOND,
                4/15/2007..............................................    B+            B3              855,000
 1,000,000    Great Atlantic & Pacific Tea Co, 9.13%, BOND,
                12/15/2011.............................................    B+            B3              860,000
                                                                                                    ------------
                                                                                                       1,715,000
                                                                                                    ------------
              HEALTHCARE, EDUCATION AND CHILDCARE -- 5.65%
 2,000,000    Global Health, 11.00%, BOND*, 5/1/2008...................    NR            NR                    0
 5,010,000    La Petite Academy, Incorporated, 10.00%, BOND,
                5/15/2008..............................................    CC            Ca            2,930,850
   606,760    Mariner Health Care, Inc., 5.50%, Junior Loan,
                5/13/2009..............................................    B-            B1              604,309
                                                                                                    ------------
                                                                                                       3,535,159
                                                                                                    ------------
              HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLES -- 10.94%
 2,000,000    Home Product International, 9.63%, BOND, 5/15/2008.......    B-            Caa2          1,780,000
 6,000,000    O'Sullivan, 13.38%, BOND, 10/15/2009.....................    CCC+          Caa1          5,062,500
                                                                                                    ------------
                                                                                                       6,842,500
                                                                                                    ------------
              HOTELS, MOTELS, INNS, AND GAMING -- 3.14%
 4,000,000    Epic Resorts, 13.00%, BOND*, 6/15/2005...................    NR            NR              605,000
 2,000,000    Windsor Woodmont, 13.00%, BOND*, 3/15/2005...............    NR            NR            1,360,000
                                                                                                    ------------
                                                                                                       1,965,000
                                                                                                    ------------
              LEISURE, AMUSEMENT, ENTERTAINMENT -- 0.00%
20,125,000    Marvel III Holdings Inc., 0.00%, BOND*, 4/17/1998........    NR            NR                    0
25,750,000    Premier Cruises Ltd., 11.00%, BOND*(b), 3/15/2008........    NR            NR                    0
                                                                                                    ------------
                                                                                                               0
                                                                                                    ------------
              MINING, STEEL, IRON AND NONPRECIOUS METALS -- 2.05%
   290,820    Bramalea, 0.00%, BOND*, 6/30/2014........................    NR            NR                    0
 2,850,000    Renco Steel Holding, 10.88%, BOND*, 2/1/2005.............    NR            C               342,000
 1,000,000    United Rentals, Inc., 8.80%, BOND, 8/15/2008.............    B+            B2              940,000
                                                                                                    ------------
                                                                                                       1,282,000
                                                                                                    ------------
              OIL AND GAS -- 3.16%
 2,125,000    Belden & Blake, 9.88%, BOND, 6/15/2007...................    CCC-          Caa3          1,976,250
                                                                                                    ------------
                                                                                                       1,976,250
                                                                                                    ------------
              PERSONAL TRANSPORTATION -- 5.33%
 2,000,000    Amtran Inc., 10.50%, BOND, 8/1/2004......................    CCC           Caa3            700,000
 2,000,000    Continental Airlines, 0.00%, BOND, 12/1/2006.............    B+            B3              863,224
 3,000,000    Northwest Airlines Corporation, 9.88%, BOND, 3/15/2007...    B-            Caa1          1,770,000
                                                                                                    ------------
                                                                                                       3,333,224
                                                                                                    ------------

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2003

FIXED INCOME (CONTINUED)


                                                                                  Ratings
                                                                           ---------------------
Principal                                                                  Standard &                  Value
  Amount      Description                                                    Poor's      Moody's     (Note 1a)
----------    -----------                                                  ----------    -------    ------------
              PERSONAL, FOOD AND MISCELLANEOUS SERVICES -- 2.08%
$2,000,000    Outsourcing Services Group Inc., 10.88%, BOND,
                3/1/2006...............................................    CCC           Caa2       $  1,300,000
                                                                                                    ------------
                                                                                                       1,300,000
                                                                                                    ------------
              RETAIL STORES -- 2.33%
 6,500,000    Silver Cinemas Inc., 10.50%, BOND*, 4/15/2005............    NR            NR                    0
 1,942,238    Wickes Lumber Co., 11.63%, BOND, 7/29/2005...............    D             NR            1,456,679
                                                                                                    ------------
                                                                                                       1,456,679
                                                                                                    ------------
              STRUCTURED FINANCE OBLIGATIONS -- 0.00%
 4,000,000    DLJ CBO LTD., 0.00%, BOND*, 4/15/2011....................    NR            NR                    0
                                                                                                    ------------
                                                                                                               0
                                                                                                    ------------
              TELECOMMUNICATIONS -- 3.75%
 4,000,000    BTI Telecom Corporation, 10.50%, BOND, 9/15/2007.........    NR            NR            1,200,000
 1,000,000    Fairpoint Communications, Inc, 12.50%, BOND, 5/1/2010....    B-            Caa1            975,000
 8,500,000    Globalstar, L.P., 11.38%, BOND*, 2/15/2004...............    NR            NR              170,000
                                                                                                    ------------
                                                                                                       2,345,000
                                                                                                    ------------
              TEXTILES AND LEATHER -- 2.68%
 2,880,000    Glenoit Corporation, 11.00%, BOND*, 4/15/2007............    NR            NR                    0
 1,000,000    Levi Strauss & Co., 11.63%, BOND, 1/15/2008..............    BB-           B3              845,000
 1,000,000    Levi Strauss & Co., 12.25%, BOND, 12/15/2012.............    BB-           B3              830,000
                                                                                                    ------------
                                                                                                       1,675,000
                                                                                                    ------------
              UTILITIES -- 4.28%
 4,000,000    Mission Energy Holdings, 13.50%, BOND, 7/15/2008.........    B-            B3            2,680,000
                                                                                                    ------------
                                                                                                       2,680,000
                                                                                                    ------------
              TOTAL FIXED INCOME (COST $102,720,989)...................                               69,805,825
                                                                                                    ------------

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2003

COMMON -- 14.36%

                                                                                 Value
  Units       Description                                                      (Note 1a)
----------    -----------                                                     ------------
 1,039,103    Altiva Financial*...........................................    $        555
 3,982,493    American Banknote Corporation*..............................         543,396
     2,000    Capital PAC Holdings Inc.*..................................           6,600
    15,071    Chesapeake Energy Corporation...............................          14,653
       399    Continental Airlines*.......................................           3,639
     8,862    Equis Gaming*...............................................           1,861
   239,774    Genesis Health Ventures*....................................       3,587,019
   812,070    ICO Global Communications*..................................         852,673
    77,673    Mariner Health Care, Inc.*..................................         213,601
       500    Motels America Inc.*........................................               0
 1,155,224    Motient Corporation*........................................       3,754,478
         7    Mpower*.....................................................               3
     3,500    Optel Inc.*.................................................              35
   148,117    Premier Cruises Ltd.*.......................................               0
     1,446    Viatel Inc.*................................................           2,329
                                                                              ------------
              TOTAL COMMON STOCK (COST $31,189,232).......................       8,980,842
                                                                              ------------

PREFERRED STOCK -- 2.03%

  Units       Description
----------    -----------
   100,000    Commodore Separation Technology*............................    $      2,000
     2,784    Genesis Health Ventures.....................................         235,248
    52,179    North Atlantic Trading Company, Inc.........................       1,030,533
     1,962    O'Sullivan*(b)..............................................               0
         2    SF Holding Group Inc.*......................................               0
                                                                              ------------
              TOTAL PREFERRED STOCK (COST $3,035,559).....................       1,267,781
                                                                              ------------

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2003

WARRANTS -- 2.48%

                                                                                 Value
  Units       Description                                                      (Note 1a)
----------    -----------                                                     ------------
       131    Anker Coal Group Inc. 10/30/2003*...........................    $          0
     5,342    Chesapeake Energy Corporation 12/18/2020*...................               0
       200    Epic Resorts 6/15/2005*(b)..................................               0
   203,976    ICO Global Communications 5/16/2006*........................             204
     1,000    Knology Inc 10/15/2007*(b)..................................               0
       200    Loral Orion Network Systems Inc 1/15/2007*..................              20
   575,276    Loral Space and Communications 12/27/2006*..................           3,436
    12,411    Motient Corporation 5/1/2004*...............................             993
    18,001    New World Restaurant 6/15/2003*.............................               2
     6,900    Orbital Imaging Corp 3/1/2005*(b)...........................           3,450
     6,900    O'Sullivan 3/1/2005*(b).....................................               0
     1,000    Unifi Communications Inc 1/1/2003*(b).......................              10
     9,800    Uniroyal Technology Corp 6/1/2003*..........................               0
     1,000    Windsor Woodmont 3/15/2010*(b)..............................               0
     2,500    XM Satellite Radio 12/31/2009*..............................       1,537,500
     5,000    XM Satellite Radio 3/3/2010*................................           3,000
                                                                              ------------
              TOTAL WARRANTS (COST $9,333,262)............................       1,548,615
                                                                              ------------
              TOTAL COMMON STOCK, PREFERRED STOCK, AND WARRANTS (COST
                $43,558,053)..............................................      11,797,238
                                                                              ------------
              TOTAL INVESTMENT IN SECURITIES (COST $146,279,042)..........      81,603,063
                                                                              ------------

SHORT-TERM INVESTMENTS -- 15.98%

  Units       Description
----------    -----------
              COMMERCIAL PAPER
10,000,000    Duke Energy Corporation 5/2/2003............................    $  9,999,569
                                                                              ------------
              TOTAL SHORT TERM INVESTMENTS -- (AMORTIZED COST
                $9,999,569)...............................................       9,999,569
                                                                              ------------
              TOTAL INVESTMENTS -- 146.42% (COST $156,278,611)............      91,602,632
                                                                              ------------
              OTHER ASSETS LESS LIABILITIES -- 17.52%.....................      10,958,854
                                                                              ------------
              PREFERRED STOCK -- (63.94)%.................................     (40,000,000)
                                                                              ------------
              NET ASSETS APPLICABLE TO COMMON STOCK -- 100% (NOTE 9)......    $ 62,561,486
                                                                              ============

(a) Percentages are based on net assets.

(b) Rule 144A security -- Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. As April 30, 2003, the market value of these securities aggregated $1,958,460 or 3.13% of net assets applicable to common stock.

   "NR" denotes not rated

   * Non income producing security company. Company might or might not be in bankruptcy.

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

STATEMENT OF NET ASSETS (UNAUDITED)
April 30, 2003

ASSETS:
Investments in securities at value ($156,278,611 at cost;
  see Schedule of Investments and Note 2)...................    $  91,602,632
Cash........................................................        9,456,413
Interest and dividends receivable...........................        2,014,226
Receivable for investments sold.............................            5,917
Prepaid insurance...........................................          157,782
Other.......................................................           30,561
                                                                -------------
         Total Assets.......................................    $ 103,267,531
                                                                -------------
LIABILITIES:
Payables:
  Investment advisory, management and service fees
    payable.................................................    $      49,928
  Director fees payable.....................................            7,337
  Payable for investments purchased.........................          500,000
  Other accounts payable....................................          148,780
                                                                -------------
         Total Liabilities..................................    $     706,045
                                                                -------------
PREFERRED STOCK:
  Preferred stock, $.01 par value ($75,000,000 liquidation
    preference)
    Authorized -- 1,000,000 shares
    Issued and outstanding -- 1,600 Series W shares.........    $  40,000,000
                                                                -------------
         Total Preferred Stock..............................    $  40,000,000
                                                                -------------
NET ASSETS APPLICABLE TO COMMON STOCK:
  Common stock, $.03 par value --
    Authorized -- 100,000,000 shares
    Issued and outstanding -- 28,132,525 shares.............    $     843,976
  Capital in excess of par value............................      276,499,569
  Undistributed Net Investment Income.......................          870,528
  Accumulated net realized loss from security
    transactions............................................     (150,976,608)
  Net unrealized depreciation on investments................      (64,675,979)
                                                                -------------
         Net Assets Applicable to Common Stock..............    $  62,561,486
                                                                =============
  Net asset value per common share outstanding..............    $        2.22
                                                                =============

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

STATEMENT OF OPERATIONS (UNAUDITED)
For the six months ended April 30, 2003

INVESTMENT INCOME:
Interest income.........................................................    $  4,865,451
Dividend income.........................................................          53,940
Accretion of bond discount..............................................       1,132,832
Other miscellaneous income (Note 10)....................................         758,712
                                                                            ------------
         Total Investment Income........................................    $  6,810,935
                                                                            ------------
EXPENSES:
Investment advisory fees (Note 3)...........................    $327,392
Custodian and transfer agent fees...........................      54,999
Insurance expense...........................................     105,971
Professional fees (Note 9)..................................     640,568
Director fees...............................................      60,709
Fund printing and postage expense...........................      33,690
Preferred shares broker expense.............................      61,855
Miscellaneous expense.......................................      38,053
                                                                --------
         Total Expenses.................................................    $  1,323,237
                                                                            ------------
         Net Investment Income..........................................    $  5,487,698
                                                                            ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments sold...................................    $(16,480,650)
Net change in unrealized depreciation on investments (Note 2)...........      28,742,406
                                                                            ------------
         Net realized and unrealized gain/(loss) on investments.........    $ 12,261,756
                                                                            ------------
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS:
Distributions to Preferred Stockholders.................................    $   (352,887)
                                                                            ------------
         Net change in net assets resulting from operations.............    $ 17,396,567
                                                                            ============

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

STATEMENT OF CASH FLOWS (UNAUDITED)
For the six months ended April 30, 2003

CASH FLOWS FROM OPERATING ACTIVITIES:
  Interest and dividends received...........................    $  7,036,370
  Operating expenses paid...................................      (1,585,152)
  Purchase of portfolio securities..........................     (33,389,425)
  Sales and maturities of portfolio securities..............      68,163,704
  Net purchase of short term securities.....................      (9,981,967)
                                                                ------------
         Net cash provided by operating activities..........    $ 30,243,530
                                                                ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Preferred share dividend payment..........................    $   (341,846)
  Redemption of Series W preferred stock....................     (16,500,000)
  Common stock distributions paid from net investment
    income..................................................      (4,617,170)
  Shares issued to common stockholders for reinvestment of
    dividends...............................................         600,021
                                                                ------------
         Net cash used in financing activities..............    $(20,858,995)
                                                                ------------

NET INCREASE (DECREASE) IN CASH.............................    $  9,384,535
CASH, BEGINNING OF PERIOD...................................          71,878
                                                                ------------
CASH, END OF PERIOD.........................................    $  9,456,413
                                                                ============
RECONCILIATION OF NET CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
  Net change in net assets resulting from operations........    $ 17,396,567
  Interest on preferred shares classified as financing
    activities..............................................         352,887
  Change in interest and dividends receivable...............       1,358,267
  Change in investments.....................................      24,792,311
  Change in prepaid insurance...............................         (66,228)
  Change in other assets....................................         (14,145)
  Change in accrued expenses................................        (181,541)
  Net realized loss on investments..........................      16,480,650
  Net change in unrealized depreciation on investments......     (28,742,406)
  Accretion of bond discount................................      (1,132,832)
                                                                ------------
         Net cash provided by operating activities..........    $ 30,243,530
                                                                ============

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                               Six Months
                                                                 Ended
                                                               April 30,      Year Ended
                                                                  2003       October 31,
                                                              (Unaudited)        2002
                                                              ------------   ------------
FROM OPERATIONS:
  Net investment income.....................................  $  5,487,698   $ 13,117,908
  Net realized loss on investments sold.....................   (16,480,650)   (14,009,228)
  Net change in unrealized depreciation on investments......    28,742,406    (13,212,109)
  Distributions to Preferred Stockholders...................      (352,887)    (1,484,669)
                                                              ------------   ------------
         Net increase (decrease) in net assets resulting
           from operations..................................  $ 17,396,567   $(15,588,098)
                                                              ------------   ------------
FROM FUND SHARE TRANSACTIONS:
  Shares issued (279,637 and 295,555, respectively) to
    common stockholders for reinvestment of dividends.......  $    600,021   $  1,214,041
                                                              ------------   ------------
         Net increase in net assets resulting from fund
           share transactions...............................  $    600,021   $  1,214,041
                                                              ------------   ------------
FROM DISTRIBUTIONS TO STOCKHOLDERS:
  Common distributions from net investment income...........  $ (4,617,170)  $(11,633,239)
  Tax return of capital.....................................             0    (10,858,527)
                                                              ------------   ------------
         Net decrease in net assets resulting from
           distributions....................................  $ (4,617,170)  $(22,491,766)
                                                              ------------   ------------
         Total increase (decrease) in net assets............  $ 13,379,418   $(36,865,823)
NET ASSETS:
  Beginning of period.......................................    49,182,068     86,047,891
                                                              ------------   ------------
  End of period (including undistributed net investment
    income of $870,528 and $0, respectively)................  $ 62,561,486   $ 49,182,068
                                                              ============   ============

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

FINANCIAL HIGHLIGHTS
Selected per share data and ratios
For each share of common stock outstanding throughout the periods presented

                                                             Six Months
                                                                Ended
                                                              April 30,       For the Years Ended October 31, (b)(c)
                                                                2003        -------------------------------------------
                                                             (Unaudited)      2002       2001        2000        1999
                                                             -----------    --------    -------    --------    --------
Net asset value, beginning of period.......................   $   1.77      $   3.12    $  5.30    $   6.98    $   7.97
                                                              --------      --------    -------    --------    --------
Net investment income......................................   $   0.19#     $   0.46#   $  0.74#   $   1.12#   $   1.08#
Net realized and unrealized gain (loss) on investments.....   $   0.44#     $  (0.95)#  $ (1.96)#  $  (1.77)#  $  (1.00)#
Distributions to Preferred Stockholders(h).................   $  (0.01)     $  (0.05)   $ (0.07)         --          --
                                                              --------      --------    -------    --------    --------
        Total from investment operations...................   $   0.62      $  (0.54)   $ (1.29)   $  (0.65)   $   0.08
Distributions:
Distributions from accumulated net investment income(g):
  To common stockholders...................................   $  (0.17)     $  (0.42)   $ (0.76)   $  (1.03)   $  (1.25)
Distributions to common stockholders from paid in
  capital+.................................................         --         (0.39)     (0.14)         --       (0.01)
                                                              --------      --------    -------    --------    --------
        Total distributions................................   $  (0.17)     $  (0.81)   $ (0.90)   $  (1.03)   $  (1.26)
                                                              --------      --------    -------    --------    --------
Effect of common stock issue...............................   $     --      $     --    $  0.06          --          --
Effect of related expenses from equity and rights
  Offerings................................................         --            --    $ (0.05)         --    $   0.19
                                                              ========      ========    =======    ========    ========
Net asset value, end of period.............................   $   2.22      $   1.77    $  3.12    $   5.30    $   6.98
                                                              ========      ========    =======    ========    ========
Per share market value, end of period......................   $   2.48      $   2.02    $  4.24    $   5.69    $   7.94
                                                              ========      ========    =======    ========    ========
Total investment return(d)(f)..............................     31.68%       (42.19%)    (9.82%)     (8.31%)     11.78%
                                                              ========      ========    =======    ========    ========
Net assets, end of period(a)...............................   $ 62,561      $ 49,182    $86,048    $142,924    $186,167
                                                              ========      ========    =======    ========    ========
Ratio of operating expenses to average net assets,
  applicable to common stock(e)............................      2.31%         3.22%      3.75%       4.46%       2.67%
Ratio of net investment income to average net assets,
  applicable to common stock(e)............................      9.58%        15.99%     20.06%      17.59%      13.72%
Portfolio turnover rate(f).................................    111.45%        96.89%     73.63%     104.99%     126.45%

(a) Dollars in thousands.
(b) The selected per share data and ratios have been restated, where applicable, for all periods to give effect for the one-for-three reverse stock split in April of 1998.
(c) As of January 21, 2000, the Fund entered into a new advisory agreement with Highland Capital Management, L.P. For periods prior to that date, the Fund was advised by a different investment advisor.
(d) Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Total investment return calculation assumes reinvestment of dividends, and does not contemplate any over distribution.
(e) Ratios do not reflect the effect of dividend payments to preferred stockholders.
(f) Not annualized.
(g) Presentation has been changed from prior financial reports filed by the Fund due to the reclassification of the distributions paid to common stockholders from net investment income to return of capital.
(h) Presentation of distributions paid to preferred shareholders has been changed from prior financial reports filed by the Fund due to the reclassification from Distribution Section to Total from investment operations.
 # Calculation is based on average shares outstanding during the indicated
   period due to the per share effect of the Fund's rights offerings.
 + For information purposes only. Taxes are calculated on a calendar year, where as this data is calculated on a fiscal year ended 10/31.

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

INFORMATION REGARDING SENIOR SECURITIES

                                                                                As of October 31,
                                                     -----------------------------------------------------------------------
                                                        2002           2001           2000           1999           1998
                                                     -----------    -----------    -----------    -----------    -----------
Total Amount Outstanding:
  Indebtedness.....................................  $        --    $        --    $71,000,000    $50,000,000    $40,000,000
  Preferred stock..................................   56,500,000*    75,000,000             --             --             --
Asset Coverage:
  Per Indebtedness(a)..............................          N/A            N/A           330%           472%           495%
  Per preferred stock share(b).....................         187%           215%            N/A            N/A           540%
Involuntary Liquidation Preference:
  Per preferred stock share(c).....................  $    25,000    $    25,000            N/A            N/A            N/A
Approximate Market Value:
  Per note.........................................          N/A            N/A            N/A            N/A            N/A
  Per preferred stock share........................  $    25,000    $    25,000            N/A            N/A            N/A

(a) Calculated by subtracting the Fund's total liabilities (not including bank loans and senior securities) from the Fund's total assets and dividing such amount by the principal amount of the debt outstanding.
(b) Calculated by subtracting the Fund's total liabilities (not including bank loans and senior securities) from the Fund's total assets and dividing such amount by the principal amount of the debt outstanding and aggregate liquidation preference of the outstanding shares of Taxable Auction Rate Preferred Stock.
(c) Plus accumulated and unpaid dividends.
 *  See Note 7 and 9.

                            See accompanying notes.

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                 APRIL 30, 2003

(1) ORGANIZATION AND OPERATIONS:
  Prospect Street High Income Portfolio, Inc. (the "Fund") was organized as a corporation in the state of Maryland on May 13, 1988, and is registered with the Securities and Exchange Commission as a diversified, closed-end, management investment company under the Investment Company Act of 1940. The Fund commenced operations on December 5, 1988. The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

  The Fund invests primarily in securities of fixed-maturity, corporate debt securities and redeemable preferred stocks that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment-grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer, and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment-grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

  See the Schedule of Investments for information on individual securities, as well as industry diversification and credit quality ratings.

(2) SIGNIFICANT ACCOUNTING POLICIES:

  (a) VALUATION OF INVESTMENTS
  Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

  Other investments, which comprise the major portion of the Fund's portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by Highland Capital Management, L.P. ("Highland," or "Investment Advisor") based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. For securities in which there is no independent price from a pricing service or from round-lot or institutional size trades, they are fair valued priced in good faith by the Board of Directors.

  The fair value of restricted securities is determined by the Investment Advisor pursuant to procedures approved by the Board of Directors.

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

  Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

  (b) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
  Realized gains and losses on investments sold are recorded on the identified-cost basis. Interest income and accretion of discounts are recorded on the accrual basis. It is the Fund's policy to place securities on non-accrual status when collection of interest is doubtful.

  (c) FEDERAL INCOME TAXES
  It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income to its stockholders each year. At October 31, 2002, the Fund had no tax provision as all earnings were distributed.

  At October 31, 2002, the Fund had the following capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

   CARRYOVER
   AVAILABLE           EXPIRATION DATE
  ------------         ----------------
  $  3,703,531         October 31, 2003
     4,688,248         October 31, 2006
    37,335,815         October 31, 2007
    35,790,515         October 31, 2008
    36,946,575         October 31, 2009
    15,212,478         October 31, 2010
  ============
  $133,677,162

  (d) CASH FLOW INFORMATION
  The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

  (e) CASH AND CASH EQUIVALENTS
  The company considers all highly liquid investments purchased with initial maturity at three months or less to be cash equivalents.

(3) INVESTMENT ADVISORY AGREEMENT:
  Highland Capital Management, L.P. ("Highland," or "Investment Advisor") earned $327,392 in management fees for the period from November 1, 2002 to April 30, 2003. Management fees paid by the Fund to Highland were calculated at .65% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities (excluding the principal amount of the bank loan, notes and including the liquidation preference of any share of preferred stock and accrued and unpaid dividends on any shares of preferred stock up

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

to and including $175,000,000 of net assets, .55% on the next $50,000,000 of net assets and .50% of the excess of net assets over $225,000,000). On April 30, 2003, the fee payable to the investment advisor was $49,929, which is included in the accompanying statement of assets and liabilities.

(4) PURCHASES AND SALES OF SECURITIES:
  For the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities other than U.S. Government obligations and short-term investments aggregated approximately $33,389,425 and $68,163,704, respectively. There were no purchases or sales of U.S. Government obligations for the six months ended April 30, 2003. The aggregate cost of purchases of short-term investments was approximately $9,981,967.

  The Investment Advisor and its affiliates manage other accounts, including registered and private funds and individual accounts, that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Advisor to be equitable to the fund and such other accounts. The Investment Advisor also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Advisor believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

(5) CERTAIN TRANSACTIONS:
  Certain officers of the Investment Advisor serve on the Board of Directors of the Fund. They receive no compensation in this capacity.

  Directors who are not officers or employees of the Investment Advisor receive fees of $10,000 per year plus $2,000 per Directors' meeting attended, together with the reimbursement of actual out-of-pocket expenses incurred relating to attendance at such meetings and $1,000 per conference call meeting. In addition, members of the Fund's audit committee, which consists of certain of the Fund's noninterested Directors, receive $1,000 per audit committee meeting attended, together with the reimbursement of actual out-of-pocket expenses incurred relating to attendance at such meeting. For the period from November 1, 2001 to April 30, 2003, the Fund incurred Board of Directors fees and expenses of $60,709.

(6) DISTRIBUTIONS:
  Distributions on common stock are declared based on annual projections of the Fund's net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay monthly distributions to common shareholders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common shareholders will not exceed net investment income (as defined) allocated to common shareholders for income tax purposes. All shareholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the "Plan") unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

distributions, participants will be issued shares of common stock at the most recently determined net asset value, but in no event less than 95% of the market price, and when the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend-paying agent will buy the common stock in the open market for the participants' accounts. Participants are not charged a service fee for the Plan but are subject to a pro rata share of brokerage fees incurred with respect to open market purchases of common stock.

  For the six months ended April 30, 2003, the tax character of distributions paid by the Fund were as follows:


Distributions from net investment income...............   $ 4,617,170
Distributions from paid in capital.....................             0
                                                          -----------
                                                          $ 4,617,170
                                                          ===========

  For the year ended October 31, 2002, the tax character of distributions paid by the Fund were as follows:

Distributions from net investment income...............   $11,633,239
Distributions from paid in capital.....................    10,858,527
                                                          -----------
                                                          $22,491,766
                                                          ===========

  The tax character of distributions paid during the fiscal year ended October 31, 2002 was identical to those distributions reported in the Statement of Changes in Net Assets. Additionally, as of October 31, 2002 the components of accumulated earnings/(deficit) on a tax basis were identical to those reported in the Statement of Assets and Liabilities.

  The following is the history of the Fund's calendar year distributions and their composition to common stockholders in calendar years 1997 through 2001.

                                       2002     2001     2000     1999     1998     1997
                                       -----    -----    -----    -----    -----    -----
Distributions to Shareholders*.....    $0.81    $0.90    $0.98    $1.25    $1.26    $1.26
Composition of Distributions:
  Ordinary Income..................      52%      77%     100%     100%     100%     100%
  Return of Capital................      48%      23%       0%       0%       0%       0%
  Capital Gains....................       0%       0%       0%       0%       0%       0%
                                       -----    -----    -----    -----    -----    -----
     Total.........................     100%     100%     100%     100%     100%     100%
                                       =====    =====    =====    =====    =====    =====
  Ordinary Income..................    $0.42    $0.70    $0.98    $1.25    $1.26    $1.26
  Return of Capital................    $0.39    $0.20    $  --    $  --    $  --    $  --
  Capital Gains....................    $  --    $  --    $  --    $  --    $  --    $  --
                                       -----    -----    -----    -----    -----    -----
     Total.........................    $0.81    $0.90    $0.98    $1.25    $1.26    $1.26
                                       =====    =====    =====    =====    =====    =====

 * Adjusted for April 1998 1 for 3 reverse split.

** Distributions and their composition may differ for stockholders who bought or sold shares mid-year.

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

(7) PREFERRED STOCK:
  On March 16, 2001, the Fund issued 3,000 shares each of Series W Auction Rate Cumulative "Preferred Shares" with $.01 par value, $25,000 liquidation preference, for a total issuance of $75,000,000. As of April 30, 2003, 1,600 Preferred Shares were outstanding. The Fund may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Significant provisions of Series W cumulative preferred shares follow. During the six months ended April 30, 2003, the Fund redeemed 660 preferred shares at a cost of $16,500,000.

  REDEMPTION
  Shares of preferred stock are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure a failure to meet certain asset coverages as defined in the prospectus or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the preferred stock.

  DIVIDENDS
  The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. At April 30, 2003 the rate on the Preferred Shares was 1.42%.

  In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

  VOTING RIGHTS
  The Fund's Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on other matters as required under the Fund's Charter, the 1940 Act and Maryland law.

  LIQUIDATION
  In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to common stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

(8) RESTRICTED SECURITIES:

NAME                                DESCRIPTION        ACQUISITION DATE                     COST OF SECURITY
----                                -----------        ----------------                     ----------------
Altiva..........................    Bond               5/16/2000                                1,388,211
Anker Coal Group................    Warrants           10/29/1999                                      --
Epic............................    Warrants           6/30/1998                                       --
Gothic Energy...................    Warrants           9/17/1999                                       --
Knology Inc. ...................    Warrants           12/23/1999                                      --
Motels America Inc. ............    Common             4/7/1994                                        --
O'Sullivan......................    Warrants           6/16/2000                                   88,381
Orbital Imaging Corp............    Warrants           1/24/2000                                   90,000
Premier Cruise LTD..............    Bond               3/6/1998                                 1,941,400
SF Holdings Group...............    Preferred Stock    7/17/1998                                  860,553
Tekni-Plex Incorporated.........    Bond               3/19/02, 4/09/2002, and 5/01/2002        2,088,125
Unifi Communications............    Warrants           7/29/1997                                       --
Windsor Woodmont................    Warrants           5/1/2002                                       250

  The Fund's acquisition and valuation policy described in footnotes 1, and 2(a) is applicable to restricted securities.

(9) PROFESSIONAL FEES:
  Of the total professional fees expense of $640,568, $24,500 was auditing fees, and $616,068 was legal expenses related to Fund operations, and to the investments of the Fund.

(10) OTHER MISCELLANEOUS INCOME:
  Of total other miscellaneous income of $758,712, $505,535 was from a litigation settlement for one Fund investment.

(11) SUBSEQUENT EVENTS
  On May 16, 2003, the Board of Directors declared a dividend of $.025 per common share, payable on the last business day for the month of June 2003.

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

DIRECTORS AND OFFICER INFORMATION (UNAUDITED)
  The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors and the Fund's officers appointed by the Board of Directors. The tables below list the directors and officers of the Fund and their business addresses, principal occupations for the last five years, other directorships held by the Directors. For the purposes hereof, the term "Fund Complex" includes each of the independent companies advised by the Advisors. The Statement of Additional Information includes additional information about Fund Directors and is available, without charge, upon request by calling (877) 532-2834.

INDEPENDENT DIRECTORS: (UNAUDITED)

                                                                                 NUMBER OF
                                                                                 FUNDS IN
                                                                                   FUND
NAME, BIRTHDATE AND     POSITION(S)   TERM OF OFFICE                              COMPLEX
ADDRESS OF INDEPENDENT   HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S)   OVERSEEN      OTHER DIRECTORSHIPS
DIRECTOR                   FUND        TIME SERVED       DURING PAST 5 YEARS    BY DIRECTOR      HELD BY DIRECTOR
----------------------  -----------  ----------------  -----------------------  -----------   ----------------------
Bryan Ward              Director     Director since    Since January 2002,           2        None
  13455 Noel Road                    2001; term        Senior Manager of
  Suite 1300                         expires in 2003   Accenture, LLP. From
  Dallas, TX 75240                                     September 1998 to
  Age: 48                                              December 2001, he was
                                                       Special Projects
                                                       Advisor to Accenture,
                                                       LLP. From March 1996 to
                                                       August 1998, Mr. Ward
                                                       was an independent oil
                                                       & gas and real estate
                                                       consultant.
Scott Kavanaugh         Director     Director since    Since February 2003, an       2        None
  13455 Noel Road                    2000; term        Executive at Provident
  Suite 1300                         expires in 2005   Funding Mortgage
  Dallas, TX 75240                                     Corporation. From
  Age: 41                                              January 2000 to
                                                       February 2003 he was
                                                       Executive Vice
                                                       President, Director and
                                                       Treasurer of Commercial
                                                       Capital Bank. He was
                                                       the Managing Principal
                                                       and Chief Operating
                                                       Officer of Financial
                                                       Institutional Partners
                                                       Mortgage Company and
                                                       the Managing Principal
                                                       and President of
                                                       Financial Institutional
                                                       Partners, LLC, an
                                                       investment banking
                                                       firm, from April 1998
                                                       to February 2003.

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

                                                                                 NUMBER OF
                                                                                 FUNDS IN
                                                                                   FUND
NAME, BIRTHDATE AND     POSITION(S)   TERM OF OFFICE                              COMPLEX
ADDRESS OF INDEPENDENT   HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S)   OVERSEEN      OTHER DIRECTORSHIPS
DIRECTOR                   FUND        TIME SERVED       DURING PAST 5 YEARS    BY DIRECTOR      HELD BY DIRECTOR
----------------------  -----------  ----------------  -----------------------  -----------   ----------------------
James Leary             Director     Director since    Since January 1999, a         2        Mr. Leary is a member
  13455 Noel Road                    2000; term        Managing Director of                   of the Board of
  Suite 1300                         expires in 2003   Benefit Capital                        Capstone Asset
  Dallas, TX 75240                                     Southwest, Inc., a                     Management Group of
  Age: 73                                              financial consulting                   Mutual Funds.
                                                       firm. From 1995 to
                                                       December 1998, he was
                                                       the Vice Chairman,
                                                       Finance and a Director
                                                       of Search Financial
                                                       Services, Inc., a
                                                       financial services
                                                       firm.
Tim Hui                 Director     Director since    Mr. Hui is the                2        None
  13455 Noel Road                    2000; term        Assistant Provost for
  Suite 1300                         expires in 2005   Educational Resources
  Dallas, TX 75240                                     of Philadelphia
  Age: 54                                              Biblical University.
                                                       Mr. Hui joined the
                                                       University in September
                                                       1998 as the Director of
                                                       Learning Resources.
                                                       Prior to 1998, Mr. Hui
                                                       practiced law, serving
                                                       as managing partner, of
                                                       Hui & Malik, Attorneys
                                                       at Law.

INTERESTED DIRECTORS:* (UNAUDITED)

                                                                                 NUMBER OF
                                                                                 FUNDS IN
                                                                                   FUND
NAME, BIRTHDATE AND     POSITION(S)   TERM OF OFFICE                              COMPLEX
ADDRESS OF INTERESTED    HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S)   OVERSEEN      OTHER DIRECTORSHIPS
DIRECTOR                   FUND        TIME SERVED       DURING PAST 5 YEARS    BY DIRECTOR      HELD BY DIRECTOR
---------------------   -----------  ----------------  -----------------------  -----------   ----------------------
James Dondero           President    Director since    Mr. Dondero is                2        Mr. Dondero is a
  13455 Noel Road       and          2000; term        President and Managing                 member of the Board of
  Suite 1300            Director     expires in 2004   Partner of Highland                    Directors of Genesis
  Dallas, TX 75240                                     Capital Management,                    Health Ventures, Inc.,
  Age: 40                                              L.P. Mr. Dondero is                    American Banknote
                                                       also President of the                  Corporation, Audio
                                                       Funds in the Fund                      Visual Services
                                                       Complex.                               Corporation, and
                                                                                              Motient Corporation.

* Mr. Dondero is an "interested person" (as the term is defined in the Investment Company Act of 1940).

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

OFFICERS: (UNAUDITED)

                                POSITION(S)
NAME, BIRTHDATE AND ADDRESS      HELD WITH       TERM OF OFFICE AND LENGTH OF      PRINCIPAL OCCUPATION(S)
OF OFFICER                          FUND                 TIME SERVED                 DURING PAST 5 YEARS
---------------------------   ----------------   ----------------------------   -----------------------------
Mark Okada                    Executive          Officer since 2000             Mr. Okada is Chief Investment
  13455 Noel Road             Vice-President                                    Officer of Highland Capital
  Suite 1300                                                                    Management, L.P. Mr. Okada is
  Dallas, TX 75240                                                              also Executive Vice-President
  Age: 40                                                                       of the Funds in the Fund
                                                                                Complex.
R. Joseph Dougherty           Senior             Officer since 2000             Mr. Dougherty is a Portfolio
  13455 Noel Road             Vice-President                                    Manager of Highland Capital
  Suite 1300                                                                    Management, L.P. Prior to
  Dallas, TX 75240                                                              2000, Mr. Dougherty was
  Age: 32                                                                       Portfolio Analyst for
                                                                                Highland Capital Management,
                                                                                L.P. Mr. Dougherty is also
                                                                                Senior Vice-President and
                                                                                Secretary of the Funds in the
                                                                                Fund Complex.
M. Jason Blackburn            Secretary and      Officer since March 2003       Compliance Officer and
  13455 Noel Road             Treasurer since                                   Assistant Controller of the
  Suite 1300                  March 2003                                        Adviser. From September 1999
  Dallas, TX 75240                                                              to October 2001, he was an
  Age: 27                                                                       accountant for KPMG LLP.
                                                                                Previously, he attended the
                                                                                University of Texas at
                                                                                Austin.

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

DIVIDEND REINVESTMENT PLAN

     HOW DOES THE AUTOMATIC DIVIDEND REINVESTMENT PLAN WORK?

     The Automatic Dividend Reinvestment Plan (the "Plan") offers shareholders of Prospect Street(R) High Income Portfolio Inc. (the "Fund") a convenient way to acquire additional shares of the Fund's common stock by automatic reinvestment.

  When a distribution is declared, nonparticipants in the Plan will receive cash. Participants in the Plan will receive the equivalent in shares of common stock of the Fund valued as described below:

    1. If on the record date for the distribution, the market price is equal to or exceeds the net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or capital gains distribution, participants will be issued shares of common stock at the net asset value most recently determined or 95% of the market price, whichever is greater.

    2. If on the record date for the distribution, the net asset value exceeds the market price, or if the Fund should declare a dividend or capital gains distribution payable only in cash, American Stock Transfer and Trust Company ("American Stock Transfer") will buy common stock in the open market, on the New York Stock Exchange or elsewhere, for participants' accounts. If, before American Stock Transfer has completed its purchases, the market price exceeds the net asset value of the common stock, the average per share purchase price paid by American Stock Transfer may exceed the net asset value of the common stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in common stock issued by the Fund.

     As a participant in the Plan, the entire amount of your distribution will be reinvested. For any balance that is insufficient to purchase a whole share, American Stock Transfer will credit your account with fractional shares. The fractional share position is included in all subsequent distributions, and you have voting rights on all full and fractional shares acquired under the Plan.

  There is no charge to participants for reinvesting dividends or capital gains distributions. American Stock Transfer's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. There will be no brokerage charges with respect to shares of common stock issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to American Stock Transfer's open market purchases in connection with the reinvestment of dividends and capital gains distributions.

     HOW OFTEN DOES THE FUND DECLARE DISTRIBUTIONS?

     It is the present policy of the Fund, which may be changed by the Board of Directors, to pay dividends on a monthly basis to holders of common stock. Distributions of any short-term capital gains and long-term capital gains will be made annually.

     HOW DO SHAREHOLDERS REGISTER FOR THE PLAN?

     Each shareholder is automatically considered a participant in the Plan, unless otherwise elected.

  If your Fund shares are held in the name of a broker or nominee, you will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee, or unless the shareholder elects to receive distributions in cash. If the service is not

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details.

     RATHER THAN REINVESTING, CAN I RECEIVE CASH?

     Yes. If a shareholder wishes to receive distributions in cash, the shareholder must notify the institution (broker or nominee) in whose name the shares are held. If the shareholder is registered in his or her name on the books of the Fund, American Stock Transfer will provide all new registered shareholders with a withdrawal card which should be signed and returned to American Stock Transfer only if the shareholder wants cash. Alternatively, shareholders may send written notice to American Stock Transfer at least 10 days prior to the record date for the distribution to withdraw from the Plan and get cash. All distributions to shareholders who elect not to participate in the Plan (or whose broker or nominee elects not to participate) will be paid by check mailed directly to the record holder by American Stock Transfer, as dividend paying agent.

     HOW AM I TAXED ON REINVESTED DISTRIBUTIONS?

     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such dividends or distributions. Participants in the plan and shareholders who receive cash will receive Form 1099 concerning the federal tax status of distributions paid during the year.

     HOW DO I WITHDRAW FROM THE PLAN?

     A shareholder who terminates his or her participation may choose to (1) receive a stock certificate for "whole" shares held in the Plan account and a check for the value of any fractional shares in the account, or (2) instruct American Stock Transfer to sell all full or fractional shares in the account and receive a check for the proceeds of the sale. There will be a fee of $15.00 for termination of an account. No certificate will be issued for fractional shares. Participants who elect to have shares sold will receive the proceeds from the sale, less any brokerage commission related to the sale.

  If a participant disposes of the shares registered in his or her name, American Stock Transfer may continue to reinvest the distributions on shares in the Plan account until otherwise notified in writing.

     ADDITIONAL INFORMATION

     American Stock Transfer maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in such accounts, including information needed by shareholders for personal and tax records. Participant shares will be held by American Stock Transfer in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

  The price at which American Stock Transfer shall be deemed to have acquired shares in the open market for participants' accounts shall be the average price (including brokerage commissions) of all shares purchased by it for all participants in the Plan. The average price per share may, due to market fluctuations, be greater than the net asset value per share. Under certain circumstances, the rules and regulations of the Securities and Exchange Commission may require limitation or temporary suspension of market purchases of shares under the Plan. American Stock Transfer will not be accountable for its inability to make purchases during such a period.

  Experience under the Plan may indicate that changes are desirable. The Plan may be amended or terminated by the Fund and/or American Stock Transfer on at least 30 days written notice to participants.

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

  The Fund shall not be liable for any act done in good faith, or for any good faith omission to act, including, without limitation, any claim of liability (1) arising out of failure to terminate a participant's account upon such participant's death prior to receipt of notice in writing of such death, and (2) with respect to the time and the prices at which shares of the Fund's common stock are purchased or sold for a participant's account.

    QUESTIONS AND CORRESPONDENCE CONCERNING THE PLAN SHOULD BE DIRECTED TO:

                   AMERICAN STOCK TRANSFER AND TRUST COMPANY

                                  P.O. BOX 922

                              WALL STREET STATION

                            NEW YORK, NY 10269-0560

                                 (800) 937-5449

                              WWW.INVESTPOWER.COM
May 13, 2003

                  PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

INVESTMENT ADVISOR
Highland Capital Management, L.P.
13455 Noel Road,
Suite 1300
Dallas, TX 75240

OFFICERS
James Dondero -- President
Mark Okada -- Executive Vice-President
R. Joseph Dougherty -- Senior Vice-President
M. Jason Blackburn -- Secretary & Treasurer
DIRECTORS
James Dondero
Timothy Hui
Scott Kavanaugh
James Leary
Bryan Ward

LEGAL ADVISOR
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038-4982

AUDITORS
Ernst & Young, LLP
2121 San Jacinto Street
Suite 1500
Dallas, TX 75201

TRANSFER AND SHAREHOLDERS' SERVICING AGENT
American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
www.amstock.com
(800) 937-5449

CUSTODIAN
State Street Bank and Trust Company
Boston, MA

Listed: NYSE
Symbol: PHY

FACTS FOR SHAREHOLDERS:
Prospect Street High Income Portfolio, Inc. is listed on the New York Stock Exchange under the symbol "PHY". The Wall Street Journal and Wall Street Journal Online publish Friday's closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron's Market Week every Saturday. Our website is www.prospectstreet.net.

QUESTIONS REGARDING YOUR ACCOUNT: Please telephone American Stock Transfer & Trust Company at their toll free number 1-800-937-5449 Monday through Friday from 9:00 a.m. to 5:00 p.m. e.s.t.

WRITTEN CORRESPONDENCE REGARDING YOUR ACCOUNT: Please mail all correspondence directly to Prospect Street High Income Portfolio, Inc., c/o American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269.

ITEM 2.   CODE OF ETHICS.

                  Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.   [RESERVED]

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)      Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prospect Street High Income Portfolio Inc.

By:     /s/ James D. Dondero
        ------------------------------
        James D. Dondero
        Chief Executive Officer

Date:   June 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ James D. Dondero
        ------------------------------
        James D. Dondero
        Chief Executive Officer

Date:      June 19, 2003

By:     /s/ M. Jason Blackburn
        ------------------------------
        M. Jason Blackburn
        Chief Financial Officer

Date:   June 19, 2003


                                  EXHIBIT INDEX

         (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

         (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.